Retirement Plans (Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
		Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Retirement Plans [Abstract]
Net actuarial gain (loss)					$ (11.4)	$ 1.7	$ 0.5
Prior service cost					0.6	2.0	0.7
Amortization of prior service cost	[1]				(0.2)	(1.9)	(0.2)
Tax					2.1	(0.3)	0.6
Total recognized in other comprehensive income (loss)		$ 0.6	$ 0.2	$ 1.5	(8.9)	1.5	1.6
Total recognized in net periodic benefit costs and other comprehensive income (loss)					$ (10.3)	$ (2.7)	$ (0.7)

[1]	Amounts reclassified out of accumulated other comprehensive income related to defined benefit plan adjustments were included in the respective categories of operating expenses in our Consolidated Statement of Operations. These amounts were included as a component of our net periodic pension costs. See Note 19, Retirement Plans - Defined Benefit Plans, for additional detail.